CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Progressive Produce [Member]	Common Stock	Additional Paid- In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Equity Attributable to Dole plc	Equity Attributable to Noncontrolling Interests	Redeemable Noncontrolling Interests	Disposal Group, Progressive
Equity at beginning of period at Dec. 31, 2022	$ 1,286,674		$ 949	$ 795,063	$ 469,249	$ (104,133)	$ 1,161,128	$ 125,546
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	20,058				14,159		14,159	5,899	$ 351
Dividends declared	(9,583)				(7,690)		(7,690)	(1,893)	(277)
Stock-based compensation	1,330			1,330			1,330
Other noncontrolling interest activity, net	902			(863)			(863)	1,765
Other redeemable noncontrolling interest activity, net	(666)			(666)			(666)		666
Other comprehensive income (loss), net of income tax	5,413					3,222	3,222	2,191	(87)
Equity at end of period at Mar. 31, 2023	1,304,128		949	794,864	475,718	(100,911)	1,170,620	133,508
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2022									32,311
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income	20,058				14,159		14,159	5,899	351
Dividends declared	(9,583)				(7,690)		(7,690)	(1,893)	(277)
Other redeemable noncontrolling interest activity, net	(666)			(666)			(666)		666
Other comprehensive income (loss), net of income tax	5,413					3,222	3,222	2,191	(87)
Redeemable noncontrolling interest at end of period at Mar. 31, 2023									32,964
Equity at beginning of period at Dec. 31, 2023	1,386,664		949	796,800	562,562	(110,791)	1,249,520	137,144
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	64,810				70,143		70,143	(5,333)	536
Dividends declared	(14,617)				(7,722)		(7,722)	(6,895)	(278)
Stock-based compensation	1,832			1,832			1,832
Other noncontrolling interest activity, net	347	$ (13,817)		0			0	347		$ (13,817)
Other redeemable noncontrolling interest activity, net	883			883			883		(883)
Other comprehensive income (loss), net of income tax	(13,945)					(11,333)	(11,333)	(2,612)	206
Equity at end of period at Mar. 31, 2024	1,412,157		$ 949	799,515	624,983	(122,124)	1,303,323	108,834
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2023									34,185
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income	64,810				70,143		70,143	(5,333)	536
Dividends declared	(14,617)				$ (7,722)		(7,722)	(6,895)	(278)
Other redeemable noncontrolling interest activity, net	883			$ 883			883		(883)
Other comprehensive income (loss), net of income tax	$ (13,945)					$ (11,333)	$ (11,333)	$ (2,612)	206
Redeemable noncontrolling interest at end of period at Mar. 31, 2024									$ 33,766